Related parties (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Total Compensation Provided to Key Management Personnel

	31 December 2018	31 December 2017	31 December 2016
Short-term benefits (*)	92,341	74,696	50,001
Termination benefits	121	604	10,064
Long-term benefits	755	548	479

	93,217	75,848	60,544

(*)	Includes share-based payment,

Schedule of Short Term Due from Related Parties

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

Due from related parties	31 December 2018	31 December 2017
Vimpelcom OJSC (“Vimpelcom”)	9,138	—
Telia Sonera International Carrier AB (“Telia”)	1,741	1,256
Kyivstar GSM JSC (“Kyivstar”)	210	1,061
GSM Kazakhstan Ltd (“Kazakcell”)	2	830
Azercell Telekom MMC (“Azercell”)	—	364
Other	2,442	1,788

	13,533	5,299

Schedule of Short Term Due to Related Parties

Due from Kazakcell, mainly resulted from software services and telecommunications services.

Due to related parties	31 December 2018	31 December 2017
Turkcell Vakfı	39,544	—
Kyivstar GSM JSC (“Kyivstar”)	3,591	2,346
Wind Telecomunicazioni S,P,A,	886	1,738
Teliasonera International Carrier Switzerland Ag	523	—
Vimpelcom (Bvı) Ltd,	3	1,552
Geocell LLC (“Geocell”)	2	447
Other	782	897

	45,331	6,980

Schedule of Transactions with Related Parties

The following transactions occurred with related parties:

Revenue from related parties	2018	2017	2016
Sales to Kyivstar
Telecommunications services	52,946	30,875	30,964
Sales to Telia
Telecommunications services	7,941	10,020	15,761
Sales to Vimpelcom
Telecommunications services	5,418	7,230	20,775
Sales to Azercell(****)
Telecommunication services	256	1,583	2,585
Sales to Krea (*)
Call center services, fixed line services, rent and interest charges	—	—	3,422
Sales to Millenicom (**)
Telecommunication services	—	—	997
Sales to other related parties	7,920	11,324	14,922

	74,481	61,032	89,426

Related party expenses	2018	2017	2016
Charges from Kyivstar
Telecommunications services	77,174	49,178	47,595
Charges from Turkcell Vakfı
Donation	44,247	—	—
Charges from Telia
Telecommunications services	6,047	3,120	2,499
Charges from Wind Telecomunicazioni
Telecommunications services	4,812	—	—
Charges from Vimpelcom
Telecommunications services	2,751	10,853	2,721
Charges from Azercell (****)
Telecommunications services	79	734	1,361
Charges from Hobim (***)
Invoicing and archiving services	—	16,993	31,832
Charges from Krea
Digital television broadcasting services	—	—	5,975
Charges from other related parties	9,799	17,001	11,659

	144,909	97,879	103,642

(*)	Transactions with Krea include transactions until 26 August 2016,
(**)	Transactions with Millenicom include transactions until 21 January 2016,
(***)	Transactions with Hobim include transactions until 20 June 2017,
(****)	Transactions with Azercell include transactions until 5 March 2018,